Financial risk management, Market Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / Mg	Dec. 31, 2023 USD ($) $ / Mg	Dec. 31, 2022 USD ($) $ / Mg
Variable Rate Financial Instruments [Abstract]
Interest rate swaps in other gains or losses	$ 992,318	$ 1,012,888	$ 1,006,949
Increase/decrease by other variables including tax rate basis	3.00%
Price Risk [Member] | Time Charters and Voyage Charters [Member]
Price Risk [Abstract]
Percentage of shipping revenue	5.00%	5.00%	4.00%
Percentage of fuel oil cost accounted for operating expenses	47.00%	47.00%	46.00%
Increase/decrease in price of fuel oil per metric ton | $ / Mg	1	1	1
Increase/decrease in fuel oil consumption expense due to price risk	$ 891,737	$ 801,249	$ 470,881
Interest Rate Risk [Member]
Interest Rate Risk [Abstract]
Hedge ratio	1
Variable Rate Financial Instruments [Abstract]
Term of variable rate basis		3 months
Increase/decrease by other variables including tax rate basis	0.50%
Increase/decrease by interest expense on the portion of the borrowings not covered by interest rate swap instruments	$ 2,800	$ 1,800	1,500
Increase/decrease in net results due to changes in basis points no hedging in place	4,800	5,800	4,900
Interest Rate Risk [Member] | Interest Rate Swaps [Member]
Variable Rate Financial Instruments [Abstract]
Interest rate swaps in other gains or losses	$ 4,400	$ 6,600	$ 0
Interest Rate Risk [Member] | Bottom of Range [Member]
Interest Rate Risk [Abstract]
Percentage of interest rate risk exposure adopted	40.00%
Interest Rate Risk [Member] | Top of Range [Member]
Interest Rate Risk [Abstract]
Percentage of interest rate risk exposure adopted	75.00%
Interest Rate Risk [Member] | Floating Interest Rate [Member]
Interest Rate Risk [Abstract]
Percentage of notional principal amount of interest rate swaps	45.00%	80.00%	55.00%
Variable Rate Financial Instruments [Abstract]
Financial assets	$ 64,133	$ 69,626	$ 74,213
Financial liabilities	1,122,249	1,251,990	1,716,589
Effect of interest rate swaps	(506,197)	(1,005,586)	(949,047)
Total assets (liabilities)	$ 680,185	$ 316,030	$ 841,755